As filed with the Securities and Exchange                 File No. 33-12723
Commission on February 25, 1997                           File No. 811-5062


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 10

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 13

                                 AETNA GET FUND
                                  (Registrant)

             151 Farmington Avenue RC4A, Hartford, Connecticut 06156
                    (Address of Principal Executive Offices)
                                 (860) 273-7834

                            Susan E. Bryant, Counsel
             151 Farmington Avenue RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

             X         February 28, 1997 or as soon thereafter as practicable
          --------     pursuant to paragraph (a)(3) of Rule 485 (Request for
                       acceleration has been included with this filing).

Aetna GET Fund has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant expects to file its Rule 24f-2 Notice for its fiscal year ended December 31, 1996 on or before February 28, 1997.

                                 Aetna GET Fund
                              Cross-Reference Sheet

                                               Caption in Prospectus Dated September 3, 1996 and as Amended by
Form N-1A                                      ---------------------------------------------------------------
Item No.                                       Supplement dated February 28, 1997
--------                                       ---------------------------------
1.    Cover Page                               Cover Page

2.    Synopsis                                 Summary

3.    Condensed Financial Information          Not Applicable

4.    General Description of Registrant        Cover Page; Management of the Fund; Description of Series C; Investment
                                               Techniques, Risk Factors and Other Considerations

5.    Management of the Fund                   Management of the Fund and as amended

5.A   Management's Discussion of Fund          Not Applicable
      Performance

6.    Capital Stock and Other Securities       General Information; Sale and Redemption of Shares; Net Asset
                                               Value; Distributions and Tax Status

7.    Purchase of Securities Being Offered     Management of the Fund; Net Asset Value; Sale and Redemption of
                                               Shares

8.    Redemption or Repurchase                 Sale and Redemption of Shares; Net Asset Value

9.    Pending Legal Proceedings                Not applicable


                   Part B                      Caption in Statement of Additional Information Dated September 3,
                                               1996 and as Amended by Supplement Dated February 28, 1997

10.   Cover Page                               Cover Page

11.   Table of Contents                        Table of Contents

12.   General Information and History          General Information and History

13.   Investment Objectives and Policies       Investment Objective and Restrictions and as amended; Description of Various Securities and Investment Techniques; The Asset
                                               Allocation Process

14.   Management of the Fund                   Trustees and Officers of the Trust

15.   Control Persons and Principal Holders    Control Persons and Principal Shareholders
      of Securities



Form N-1A
Item No.                                       Caption in Statement of Additional Information Dated September 3,
                                               1996 and as Amended by Supplement Dated February 28, 1997

16.   Investment Advisory and Other Services   The Investment Advisory Agreement; Sub-advisory Agreement; The
                                               Administrative Services Agreement; Independent Auditors; Custodian

17.   Brokerage Allocation and Other           Brokerage Allocation and Trading Practices
      Practices

18.   Capital Stock and Other Securities       Description of Shares; Voting Rights

19.   Purchase, Redemption and Pricing of      Net Asset Value; Sale and Redemption of Shares
      Securities Being Offered

20.   Tax Status                               Tax Status

21.   Underwriters                             Principal Underwriter

22.   Calculation of Performance Data          Not Applicable

23.   Financial Statements                     Financial Statements

                                     Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                AETNA GET FUND

                               Series C Shares


     February 28, 1997 Supplement to the Prospectus dated September 3, 1996

This supplement amends the Prospectus dated September 3, 1996 as follows:

The following replaces the Section entitled "Portfolio Management and Performance" on page 10:

                      Portfolio Management and Performance

The following individuals are primarily responsible for the day-to-day management of Series C.

Geoffrey A. Brod, Vice President, Aeltus, is responsible for managing the Equity Component of Series C. Mr. Brod has over 30 years experience in quantitative applications and has over 9 years experience in equity investing. Mr. Brod has been with the Aetna organization since 1966.

Hugh Whelan, Vice President, Aeltus, is responsible for managing the Fixed Component of Series C. Mr. Whelan was appointed to that position in December, 1996. Mr. Whelan has been managing fixed income portfolios for Aeltus since 1993. Mr. Whelan has been with the Aetna organization since 1989.


The following replaces the information currently in the Prospectus under the headings entitled "GET Series 'A' Performance" and "GET Series 'B' Performance" on pages 11 and 12, respectively.

                          GET Series "A" Performance

[begin line chart]

Growth of $10,000

                  GET A            S&P 500       Lehman Aggregate
Aug-87            10.01             10.37             9.95
Nov-87            10.11              7.30            10.16
Feb-88            11.20              8.57            10.75
May-88            11.25              8.47            10.56
Aug-88            11.05              8.53            10.79
Nov-88            11.42              9.01            11.10
Feb-89            11.98              9.59            11.19
May-89            13.15             10.74            11.78
Aug-89            14.14             11.87            12.21
Nov-89            14.26             11.79            12.69
Feb-90            13.86             11.40            12.62
May-90            15.12             12.53            12.88
Aug-90            14.14             11.28            13.09
Nov-90            14.39             11.38            13.66
Feb-91            16.05             13.08            14.16
May-91            16.73             14.00            14.50
Aug-91            16.78             14.32            15.01
Nov-91            16.66             13.70            15.62
Feb-92            17.94             15.17            15.97
May-92            18.15             15.39            16.30
Aug-92            18.17             15.43            17.03
Nov-92            18.51             16.22            17.01

[end line chart]

The above graph reflects the results of a $10,000 investment in Series A of the Aetna GET Fund from its inception, August 17, 1987, through its liquidation on November 30, 1992. It also shows the results of $10,000 investments in S&P 500 and Lehman Aggregate, two unmanaged indices, for the same period.

The Series A line reflects the deduction of the advisory fee and other expenses for Series A and certain separate account charges. The advisory fee for Series A was .50% annually calculated on the average daily net assets of the Series (.25% prior to December 1, 1987). The advisory fee and other expenses for Series C of the Aetna GET Fund offered by this prospectus are
 .40% during the Offering Period (.25% advisory fee and .15% administrative services fee) and .75% during the Guaranteed Period (.60% advisory fee and 0.15% administrative services fee). The Series A line also reflects the deduction of Series A other expenses and of a separate account charge of 1.25% for Mortality and Expense and the GET Guarantee Charge of .25%. Please refer to your Contract prospectus for Contract charges as actual Contract charges vary.

It should be noted that the stock market fell sharply on October 19, 1987. Series A was invested in money market securities at that time and was not affected by the fall. This explains the large divergence between the performance of Series A noted above and performance of the S&P 500 index during the first months of Series A operations. The percentage mix of fixed income and equity securities in Series C is expected to be different than that of Series A, since it is based on the economic factors at the beginning of the Guaranteed Period of the Series.

Form No. XGETC.1-2

                          GET Series "B" Performance

[begin line chart]


Growth of $10,000

               Get B            S&P 500        Lehman Aggregate
Jul-94         10.29             10.33              10.21
Sep-94         10.24             10.50              10.06
Dec-94         10.16             10.49              10.10
Mar-95         10.68             11.51              10.61
Jun-95         11.55             12.60              11.26
Sep-95         12.33             13.61              11.48
Dec-95         12.85             14.42              11.97
Mar-96         13.58             15.20              11.75
Jun-96         14.09             15.88              11.82
Sep-96         14.40             16.38              12.04
Dec-96         15.63             17.75              12.40


[end line chart]


The above graph reflects the results of a $10,000 investment in Series B of the Aetna GET Fund from commencement of operations, July 1, 1994, through September 30, 1996. It also shows the results of $10,000 investments in S&P 500 and Lehman Aggregate, two unmanaged indices, for the same period.


The maturity date of Series B is June 30, 1999. The Series B line reflects the deduction of the advisory fee and other expenses for Series B and certain separate account charges. The advisory fee is .75% (.25% prior to July 1, 1994) annually calculated on the average daily net assets of Series B. The Series B line also reflects the deduction of Series B other expenses and of a separate account charge of 1.25% for Mortality and Expense and the GET Guarantee Charge of .25%. Please see your Contract prospectus for Contract charges as actual Contract charges may vary.

The percentage mix of fixed income and equity securities in Series C is expected to be different than that of Series B, since it is based on the economic factors at the beginning of the Guaranteed Period of the Series.

Form No. XGETC.1-2

                                 AETNA GET FUND
                                    SERIES C
       February 28, 1997 Supplement to Statement of Additional Information


This Supplement amends the Statement of Additional Information (SAI) dated September 3, 1996, as follows:


The following is added on page 3 as new paragraph No. 10:

         (10) Invest in securities issued by any entity listed in the Wall Street Journal's Quarterly "Corporate Performance Report" under the heading "Consumer, Noncyclical-Tobacco" or is otherwise determined by the Adviser to be primarily involved in the production or distribution of tobacco products.


The following replaces the section entitled "Trustees and Officers of the Trust" on pages 22 through 26.

                       TRUSTEES AND OFFICERS OF THE TRUST

The investments and administration of the Trust are under the direction of the Board of Trustees. The Trustees and executive officers of the Trust and their principal occupations for the past five years are listed below. Those Trustees who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*). All Trustees and officers hold similar positions with other investment companies in the same Fund Complex managed by ALIAC as the investment adviser. The Fund Complex presently consists of Aetna Series Fund, Inc., Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc. and Aetna Variable Portfolios, Inc.

Form No. XGETC.2(s)


                                                                   Principal Occupation During Past Five Years
                                     Position(s) Held with         (and Positions held with Affiliated Persons or
Name Address and Age                 Registrant                    Principal Underwriters of the Registrant)
------------------------------------ ----------------------------- -------------------------------------------------

Shaun P. Mathews*                    Trustee and President         Vice President/Senior Vice President, ALIAC,
151 Farmington Avenue                                              March 1991 to present and Vice President, Aetna
Hartford, Connecticut                                              Life Insurance Company, 1991 to present.
Age 41                                                             Director and President, Aetna Investment
                                                                   Services, Inc.; and Director and
                                                                   Senior Vice President, Aetna Insurance
                                                                   Company of America, March 1991 to present.

------------------------------------ ----------------------------- -------------------------------------------------
Wayne F. Baltzer                     Vice President                Assistant Vice President, ALIAC, May 1991 to
151 Farmington Avenue                                              present; Vice President, Aetna Investment
Hartford, Connecticut                                              Services, Inc. July 1993 to present.
Age 53

------------------------------------ ----------------------------- -------------------------------------------------
Martin T. Conroy                     Vice President                Assistant Treasurer, ALIAC, October 1991 to
151 Farmington Avenue                                              present;
Hartford, Connecticut
Age 57

------------------------------------ ----------------------------- -------------------------------------------------
J. Scott Fox                         Vice President and Treasurer  Director, Managing Director, Chief Operating
242 Trumbull Street                                                Officer, Chief Financial Officer and Treasurer,
Hartford, Connecticut                                              Aeltus Investment Management, Inc. (Aeltus),
Age 42                                                             April 1994 to present; Managing Director and
                                                                   Treasurer, Equitable Capital management Corp.,
                                                                   March 1987 to September 1993.  Director and
                                                                   Chief Financial Officer, Aeltus Capital, Inc.
                                                                   and Aeltus Trust Company, Inc.; Director,
                                                                   President and Chief Executive Officer, Aetna
                                                                   Investment Management, (Bermuda) Holding, Ltd.




Susan E. Bryant                      Secretary                     Counsel, Aetna Inc. (formerly Aetna Life and
151 Farmington Avenue                                              Casualty Company) March 1993 to present;
Hartford, Connecticut                                              General Counsel and Corporate Secretary, First
Age 49                                                             Investors Corporation, April 1991 to March
                                                                   1993.  Secretary, Aetna Investment Services,
                                                                   Inc. and Vice President and Senior Counsel,
                                                                   Aetna Financial Services, Inc.

------------------------------------ ----------------------------- -------------------------------------------------
Morton Ehrlich                       Trustee                       Chairman and Chief Executive Officer,
1000 Venetian Way                                                  Integrated Management Corp. (an entrepreneurial
Miami, Florida                                                     company) and Universal Research Technologies,
Age 62                                                             1992 to present; Director and Chairman, Audit
                                                                   Committee, National Bureau of Economic
                                                                   Research, 1985 to 1992.

------------------------------------ ----------------------------- -------------------------------------------------
Maria T. Fighetti                    Trustee                       Manager/Attorney, Health Services, New York
325 Piermont Road                                                  City Department of Mental Health, Mental
Closter, New Jersey                                                Retardation and Alcohol Services, 1973 to
Age 53                                                             present.

------------------------------------ ----------------------------- -------------------------------------------------
David L. Grove                       Trustee                       Private Investor; Economic/Financial
5 The Knoll                                                        Consultant, December 1985 to present.
Armonk, New York
Age 78

------------------------------------ ----------------------------- -------------------------------------------------
Timothy A. Holt*                     Trustee                       Director, Senior Vice President and Chief
151 Farmington Avenue                                              Financial Officer, ALIAC, February 1996 to
Hartford, Connecticut                                              present; Vice President, Portfolio
Age 43                                                             Management/Investment Group, Aetna Inc.
                                                                   (formerly Aetna Life and Casualty Company),
                                                                   June 1991 to February 1996.  Director and Vice
                                                                   President Aetna Retirement Holdings, Inc.




Daniel P. Kearney*                   Trustee                       Director, President, and Chief Executive
151 Farmington Avenue                                              Officer, ALIAC, December 1993 to present;
Hartford, Connecticut                                              Executive Vice President, Aetna Inc. (formerly
Age 57                                                             Aetna Life and Casualty Company), December 1993
                                                                   to present; Group Executive, Aetna Inc.
                                                                   (formerly Aetna Life and Casualty Company),
                                                                   1991 to 1993; Director, Aetna Investment
                                                                   Services, Inc., November 1994 to present;
                                                                   Director, Aetna Insurance Company of America,
                                                                   May 1994 to present.

------------------------------------ ----------------------------- -------------------------------------------------
Sidney Koch                          Trustee                       Financial Adviser, self-employed, January 1993
455 East 86th Street                                               to present; Senior Adviser, Daiwa Securities
New York, New York                                                 America, Inc., January 1992 to January 1993;
Age 61                                                             Executive Vice President, Member of Executive
                                                                   Committee, Daiwa Securities America, Inc.,
                                                                   January 1986 to January 1992.

------------------------------------ ----------------------------- -------------------------------------------------
Corine T. Norgaard                   Trustee, Chair Audit          Dean of the Barney School of Business,
556 Wormwood Hill                    Committee and Contract        University of Hartford, (West Hartford, CT),
Mansfield Center, Connecticut        Committee                     August 1996 to present; Professor, Accounting
Age 59                                                             and Dean of the School of Management, Binghamton
                                                                   University, (Binghamton, NY), August
                                                                   1993 to August 1996; Professor, Accounting,
                                                                   University of Connecticut, (Storrs, Connecticut),
                                                                   September 1969 to June 1993; Director, The
                                                                   Advest Group (holding company for brokerage firm)
                                                                   through September 1996.
------------------------------------ ----------------------------- -------------------------------------------------
Richard G. Scheide                   Trustee                       Trust and Private Banking Consultant, David
11 Lily Street                                                     Ross Palmer Consultants, July 1991 to present.
Nantucket, Massachusetts
Age 67


*   Interested persons as defined in the Investment Company Act of 1940
    (1940 Act).

During the year ended December 31, 1996, members of the Boards of the Funds within the Aetna Fund Complex who are also directors, officers or employees of Aetna Inc. and its affiliates were not entitled to any compensation from the Funds. Members of the Boards who are not affiliated as employees of Aetna or its subsidiaries are entitled to receive an annual retainer of $30,000 for service on the Boards of the Funds within the Aetna Fund Complex. In addition, each such member will receive a fee of $5,000 per meeting for each regularly scheduled Board meeting; $5,000 for each Contract Committee meeting which is held on any day on which a regular Board meeting is not scheduled; and $3,000 for each committee meeting other than for a Contract Committee meeting on any day on which a regular Board meeting is not scheduled. A Committee Chairperson fee of $2,000 each will be paid to the Chairperson of the Contract and Audit Committees. All of the above fees are to be allocated proportionately to each Fund within the Aetna Fund Complex based on the net assets of the Fund as of the date compensation is earned.


                                                        Total Compensation from
                              Aggregate Compensation    Registrant and Fund
Name of Person, Position      from Registrant           Complex Paid to Trustees
------------------------      ----------------------    ------------------------

Corine Norgaard                   $892                         $72,950
Trustee and Chairman of
Audit and Contract
Committees

Sidney Koch                       $892                         $72,950
Trustee

Maria T. Fighetti                 $782                         $63,950
Trustee

Morton Ehrlich                    $782                         $63,950
Trustee

Richard G. Scheide                $843                         $68,950
Trustee

David L. Grove                    $843                         $68,950*
Trustee


               *Mr. Grove elected to defer all such compensation.

The following section entitled "Financial Statements" is added to the SAI beginning on page 40 directly following the section entitled "Voting Rights".


                              FINANCIAL STATEMENTS


Statement of Assets and Liablities
September 30, 1996

Aetna GET Fund, Series C

Assets:
Investments, at market value                                   $22,511,196
Cash                                                               100,229
Receivable for:
   Investments sold                                              3,771,000
   Fund Shares Sold                                              3,184,920
                                                        -------------------
       Total assets                                             29,567,345

Liabilities:
Payable for:
   Investments purchased                                         6,955,717
   Other liabilites                                                  1,383
                                                        -------------------
       Total liabilities                                         6,957,100
                                                        -------------------
NET ASSETS                                                     $22,610,245
                                                        ===================

Net assets represented by:
Paid-in capital                                                $22,588,926
Undistributed net investment income                                 21,319
                                                        -------------------
NET ASSETS                                                     $22,610,245
                                                        ===================

Capital Shares, $.001 par value:
   Outstanding                                                   2,256,878
   Net Asset Value per share (net assets divided by                 $10.02
outstanding shares)

Cost of Investments                                            $22,511,196
                                                        ===================

Statement of Operations
Period  from September 16, 1996 to
September 30, 1996

Aetna GET Fund, Series C

Investment Income:
Interest                                               $22,702
                                            -------------------
   Total investment income                              22,702
                                            -------------------

Investment Expenses:
Investment advisory fee                                    864
Administrative service fee                                 519
                                            -------------------
   Total investment expenses                             1,383
                                            -------------------
Net investment income                                  $21,319
                                            -------------------
Increase in net assets resulting from
   operations                                          $21,319
                                            ===================

See Notes to Financial Statements

Statement of Changes in Net Assets

Aetna GET Fund, Series C
                                                            Period from
                                                         September 16, 1996
                                                                to
                                                         September 30, 1996
                                                       --------------------
From Operations:
Net investment income                                              $21,319
                                                       --------------------

From Fund Share Transactions:
Proceeds from shares sold                                       22,588,926
                                                       --------------------
Change in net assets                                            22,610,245
                                                       --------------------
Net Assets:
Beginning of period                                                      -
                                                       --------------------
End of period                                                  $22,610,245
                                                       ====================
End of period net assets includes undistributed net
   investment income                                               $21,319
                                                       ====================

Financial Highlights
Period from September 16, 1996 to
September 30, 1996
Selected data for a fund share outstanding throughout the period:

Aetna GET Fund, Series C

Net asset value, beginning of period                                    $10.00
   Income from investment operations:
   Net investment income                                                  0.02
                                                          ----------------------
Net asset value, end of period                                          $10.02
                                                          ----------------------

Total return                                                             0.02%
Net assets, end of period (000's)                                      $22,610
Ratio of total investment expenses to average net assets*                0.40%
Ratio of net investment income to average net assets*                    5.78%


* Annualized for periods of less than one year.

Per share data calculated using average number of shares outstanding throughout the period.

See Notes to Financial Statements



Portfolio of  Investments
September 30, 1996

Aetna GET Fund,  Series C

                                                                Principal                           Market
                                                                  Amount                             Value
                                                            -------------------      -----------------------------

Asset-Backed Securities (4.4%)

Dakota Certificates - Standard Credit
   Card Master Trust 1, 5.625%, 10/02/96                            $1,000,000                           $999,844
                                                                                     -----------------------------

Commercial Paper (22.2%)

Archer Daniels Midland, 5.85%, 10/01/96                              1,000,000                          1,000,000
Cooper Industries, Comm. Paper. 6.00%, 10/01/96                      1,000,000                          1,000,000
Cooperative Association of Tractor,
   Dealers, Inc., 5.90%, 10/01/96                                    1,000,000                          1,000,000
Dealers Capital Access Trust, Inc., 5.90%,10/01/96                   1,000,000                          1,000,000
Honeywell, Inc., 5.86%, 10/01/96                                     1,000,000                          1,000,000
                                                                                     -----------------------------
                                                                                                        5,000,000
                                                                                     -----------------------------






U.S. Government Agency Obligations (73.4%)

Federal Farm Credit Bank, 5.29%, 12/16/96                              700,000                            692,182
Federal Farm Credit Bank, 5.35%, 11/26/96                            3,625,000                          3,594,832
Federal Home Loan Bank System, 5.22%, 10/17/96                       2,310,000                          2,304,641
Federal Home Loan Mortgage Corp., 5.21%, 12/13/96                    2,352,000                          2,327,152
Federal Home Loan Mortgage Corp., 5.30%, 12/13/96                      600,000                            593,552
Federal Home Loan Mortgage Corp.,  5.37%, 12/13/96                   2,000,000                          1,978,343
Federal Home Loan Mortgage Corp., 5.70%, 10/01/96                      957,000                            957,000
Federal National Mortgage Association, 5.40%, 12/12/96               1,760,000                          1,740,992
Sallie Mae, Disc. Note, 5.37%, 12/18/96                              2,350,000                          2,322,658
                                                                                     -----------------------------
                                                                                                       16,511,352
                                                                                     -----------------------------

Total Investments (cost $22,511,196)                                                                  $22,511,196
                                                                                     =============================

See Notes to Financial Statements


Notes to Financial Statements

1.     Summary of Significant Accounting Policies

       Aetna GET Fund, Series C (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company whose shares are currently sold to Aetna Life Insurance and Annuity Company (the Company) for allocation to certain of its variable life/annuity accounts (Accounts). The Company's Accounts held 100% of the Fund's outstanding shares at September 30, 1996. The investment objective for the Fund is to achieve maximum total return by participating in favorable equity market performance without compromising a minimum targeted rate of return during a specified five year period, the "Guaranteed Period", from December 17, 1996 to December 16, 2001, the Maturity Date.

       The Fund will accumulate deposits from September 16, 1996 to December 16, 1996. The Guaranteed Period for the Fund is from December 17, 1996 to December 16, 2001. The minimum targeted rate of return during this period is 2.5% per year before asset based contract charges and Series C costs of operations.

       The accompanying financial statements of the Fund have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

     A.       Valuation of Investments

              Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost which when combined with accrued interest approximates market. Securities for which market quotations are not considered to be readily available are valued in good faith using methods approved by the Board of Trustees.

     B.       Federal Income Taxes

              As a qualified regulated investment company, the Fund is relieved of federal income and excise taxes by distributing its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

     C.       Distributions

              Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are expected to primarily be the result of losses deferred due to wash sales.

     D.       Other

              Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security using a yield to maturity method. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

2.   Investment Advisory Fee and Other Expenses

       The Fund pays the Company (its investment adviser) a monthly investment advisory fee at an annual rate of 0.60% of its average daily net assets (0.25% of its average daily net assets during the offering period).

       Under an Administrative Service Agreement (Agreement), the Company provides all administrative services necessary for the Fund's operations and is responsible for the supervision of the Fund's other service providers. The Company also assumes all ordinary, recurring costs of the Fund, such as custodian fees, trustee's fees, transfer agent costs and accounting expenses. For these services, the Company receives an annual fee, payable monthly, at a rate of 0.15% of the Fund's average daily net assets.

       The Fund and the Company have engaged Aeltus Investment Management, Inc. (Aeltus) to act as subadviser to the Fund. Under the terms of the subadvisory agreement, Aeltus will supervise the investment and reinvestment of cash and securities and provide certain related administrative services to the Fund in exchange for a fee (payable by the Company) of .375% of the Fund's average daily net assets.

    3.        Purchases and Sales of Investments

              There were no purchases or sales of investments, other than short-term investments, for the period September 16, 1996 (commencement of operations) through September 30, 1996.

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 10, respectively, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-12723), as filed electronically on June 14, 1996.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements:
                  Included in Part B:
                      Statement of Assets and Liabilities as of September 30, 1996
                      Statement of Operations for period of September 16, 1996 to September 30, 1996
                      Statement of Changes in Net Assets for period of September 16, 1996 to September 30, 1996
                      Financial Highlights for period of September 16, 1996 to September 30, 1996
                      Portfolio of Investments as of September 30, 1996
                      Notes to Financial Statements
                      Independent Auditors' Report

         (b)      Exhibits:
                  (1)(a)       Declaration of Trust(1)
                  (1)(b)       Form of Amendment to Declaration of Trust(1)
                  (2)          Amended and Restated By-laws(1)
                  (3)          Not applicable
                  (4)          Instruments Defining Rights of Holders(2)
                  (5)(a)       Form of Investment Advisory Agreement between Aetna Life Insurance and Annuity
                               Company ("ALIAC") and the Registrant(1)
                  (5)(b)       Form of Subadvisory Agreement between Aetna Life Insurance and Annuity Company, the Registrant and Aeltus Investment Management, Inc.(1)
                  (6)          Form of Underwriting Agreement between the Registrant and ALIAC(1)
                  (7)          Not applicable
                  (8)(a)       Custodian Agreement - Mellon Bank, N.A. and depository contracts(1)
                  (8)(b)       Amendment to Custodian Agreement(1)
                  (9)(a)       Form of Administrative Services Agreement(1)
                  (9)(b)       License Agreement(1)
                  (10)         Opinion and Consent of Counsel
                  (11)         Consent of Independent Auditors
                  (12)         Not applicable
                  (13)         Agreement Concerning Initial Capital(3)
                  (14)         Not applicable
                  (15)         Not applicable

                  (16)         Schedule for Computation of Performance Data
                  (17)         See Item 27
                  (18)         Not Applicable
                  (19)         Powers of Attorney(2)
                  (27)         Financial Data Schedules(2)

1. Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A (File No. 33-12723), as filed electronically with the Securities and Exchange Commission on June 14, 1996.

2. Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (File No. 33-12723), as filed electronically with the Securities and Exchange Commission on December 31, 1996.

3. Incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-12723) as filed with the Securities and Exchange Commission on November 8, 1993.

Item 25.  Persons Controlled by or Under Common Control

Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically with the Securities and Exchange Commission on February 11, 1997.

Item 26.  Number of Holders of Securities

(1) Title of Class                        (2) Number of Record Holders
    Shares of Beneficial Interest                 One
    $1.00 par value

Item 27.  Indemnification

Article V of the Registrant's Declaration of Trust provides for indemnification of trustees and officers. In addition, the Registrant's officers and trustees are covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company which expires in October, 1997.

The text of Massachusetts indemnification statute, Section 67, describing the circumstances under which the Registrant may be required to indemnify its directors, officers, or employees, as most recently amended in 1983, is as follows:

Indemnification of directors, officers, employees and other agents of a corporation, and persons who serve at its request as directors, officers, employees or other agents of another organization, or who serve at its request in any capacity with respect to any employee benefit plan, may be provided by it to whatever extent shall be specified in or authorized by (i) the articles of organization or (ii) a by-law adopted by the stockholders or (iii) a vote adopted by the holders of a majority of the shares of stock entitled to vote on the election of directors. Except as the articles of organization or by-laws otherwise require, indemnification of any persons referred to in the preceding sentence who are not directors of the corporation may be provided by it to the extent authorized by the directors. Such indemnification may include payment by the corporation of expenses incurred in defending a civil or criminal action or proceeding in advance of the final disposition of such action or proceeding, upon receipt of an undertaking by the person indemnified to repay such payment if he shall be adjudicated to be not entitled to indemnification under this section which undertaking may be accepted without reference to the financial ability of such person to make repayment. Any such indemnification may be provided although the person to be indemnified is no longer an officer, director, employee or agent of the corporation or of such other organization or no longer serves with respect to any such employee benefit plan.

No indemnification shall be provided for any person with respect to any matter as to which he shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his action was in the best interest of the corporation or to the extent that such matter relates to service with respect to an employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan.

The absence of any express provisions for indemnification shall not limit any right of indemnification existing independently of this section.

A corporation shall have power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or other agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or other agent of another organization or with respect to any employee benefit plan, against any liability incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability.

Item 28.  Business and Other Connections of Investment Adviser

          The Investment Adviser, Aetna Life Insurance and Annuity Company, is an insurance company that issues variable and fixed annuities, variable and universal life insurance policies and acts as depositor for separate accounts holding assets for variable contracts and policies. The following table summarizes the business connections of the directors and principal officers of the Investment Adviser.

 ------------------------------ ----------------------------------- ----------------------------------------------
 Name                           Positions and Offices               Other Principal Position(s) Held
                                with Investment Adviser             Since Oct. 31, 1994/Addresses*/**

 ------------------------------ ----------------------------------- ----------------------------------------------
 Daniel P. Kearney              Director, President and,            President (since December 1995) -- Aetna
                                Executive Officer                   Retirement Services, Inc.; President (since
                                                                    December 1993) -- Aetna Life Insurance and Annuity
                                                                    Company; Executive Vice President (since December
                                                                    1993) within the Aetna organization; Director,
                                                                    (since 1992) MBIA, Inc.

 Christopher J. Burns           Director and Senior Vice            Director:  Aetna Financial Services, Inc.
                                President                           (since January 1996) and Aetna Investment
                                                                    Services, Inc. (since July 1992) and
                                                                    President, Chief Operations Officer (since
                                                                    November 1996) -- Aetna Investment Services, Inc.



 ------------------------------ ----------------------------------- ----------------------------------------------
 Name                           Positions and Offices               Other Principal Position(s) Held
                                with Investment Adviser             Since Oct. 31, 1994/Addresses*/**

 ------------------------------ ----------------------------------- ----------------------------------------------
 Laura R. Estes                 Director and Senior Vice President  Senior Vice President, (March 1991 -
                                                                    Present) -- Aetna Life Insurance and Annuity
                                                                    Company.

 Timothy A. Holt                Director, Senior Vice President     Senior Vice President and Chief Financial
                                and Chief Financial Officer         Officer, (since February 1996) -- Aetna Life
                                                                    Insurance and Annuity Company; Vice President
                                                                    (August 1991 - February 1996) within the Aetna
                                                                    organization.

 Gail P. Johnson                Director and Vice President         Vice President (December 1992 - Present) --
                                                                    Aetna Life Insurance and Annuity Company.

 John Y. Kim                    Director and Senior Vice President  President (since December 1995) -- Aeltus
                                                                    Investment Management, Inc.; Chief
                                                                    Investment Officer (since May 1994) within
                                                                    the Aetna organization.

 Shaun P. Mathews               Director and Vice President         Vice President (since February 1996), Senior
                                                                    Vice President (March 1991 - Present) --
                                                                    Aetna Life Insurance and Annuity Company;
                                                                    Director:  Aetna Investment Services, Inc.
                                                                    (since July 1993) and Aetna Insurance
                                                                    Company of America (since February 1993).

 Glen Salow                     Director and Vice President         Vice President (1992 - 1995) -- Aetna Life
                                                                    Insurance and Annuity Company.

 Creed R. Terry                 Director and Vice President         Vice President (since February 1996), Market
                                                                    Strategist (August 1995 - February 1996) --
                                                                    Aetna Life Insurance and Annuity Company;
                                                                    President, (1991 - 1995) Chemical Technology
                                                                    Corporation (a subsidiary of Chemical Bank).

 ------------------------------ ----------------------------------- ----------------------------------------------
 Name                           Positions and Offices               Other Principal Position(s) Held
                                with Investment Adviser             Since Oct. 31, 1994/Addresses*/**

 ------------------------------ ----------------------------------- ----------------------------------------------
 Kirk P. Wickman                Vice President, General Counsel     Vice President and Counsel within the Aetna
                                and Secretary                       organization September 1992 - Present.

 Deborah Koltenuk               Vice President and Treasurer,       Vice President, Investment Planning and
                                Corporate Controller                Financial Reporting April 1996 to July 1996
                                                                    -- Aetna Life Insurance Company; Vice President,
                                                                    Investment Planning and Financial Reporting
                                                                    October 1994 to April 1996 within the Aetna
                                                                    organization.

 Frederick D. Kelsven           Vice President and Chief            Director of Compliance (January 1985 to
                                Compliance Officer                  September 1996) -- Nationwide Life Insurance
                                                                    Company

     * The principal business address of each person named is 151 Farmington Avenue, Hartford, Connecticut 06156.
     ** Certain officers and directors of the investment adviser currently hold (or have held during the past two years) other positions with affiliates of the Registrant which are not deemed to be principal positions.

For information regarding Aeltus Investment Management, Inc. ("Aeltus"), the subadviser for each Series of the Fund, reference is hereby made to "Management of the Fund" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Aeltus, reference is hereby made to the current Form ADV of Aeltus filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file number of which is 801-9046.

Item 29.  Principal Underwriters

          (a) In addition to serving as the principal underwriter and investment adviser for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Fund; Aetna Series Fund, Inc.; Aetna Generation Portfolios, Inc.; Aetna Variable Portfolios, Inc., Aetna Variable Encore Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. (all management investment companies registered under the 1940 Act). Additionally, ALIAC acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B, C and G (separate accounts of

               ALIAC registered as unit investment trusts under the 1940 Act). ALIAC is also the principal underwriter for Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940
               Act).

          (b)  The following are the directors and principal officers of the
               Underwriter:

 ------------------------------ ---------------------------------------- ----------------------------------
 Name and Principal Business    Positions and Offices                    Positions and Offices with
 Address*                       with Principal Underwriter               Registrant

 ------------------------------ ---------------------------------------- ----------------------------------
 Daniel P. Kearney              Director and President                   Trustee

 Timothy A. Holt                Director, Senior Vice President and      Trustee
                                Chief Financial Officer

 Christopher J. Burns           Director and Senior Vice President       None

 Laura R. Estes                 Director and Senior Vice President       None

 Gail P. Johnson                Director and Vice President              None

 John Y. Kim                    Director and Senior Vice President       None

 Shaun P. Mathews               Director and Vice President              Trustee and President

 Glen Salow                     Director and Vice President              None

 Creed R. Terry                 Director and Vice President              None

 Kirk P. Wickman                Vice President, General Counsel and
                                Secretary                                None

 Deborah Koltenuk               Vice President and Treasurer,            None
                                Corporate Controller

 Frederick D. Kelsven           Vice President and Chief Compliance      None
                                Officer

     * The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

     (c) Not applicable.

Item 30.  Location of Accounts and Records

As required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder, the Registrant and its investment adviser, ALIAC, maintain physical possession of each account, book or other documents at its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 31.     Management Services

             Not applicable.

Item 32.     Undertakings

The Registrant undertakes that if requested by the holders of at least 10% of a Portfolio's outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting as if Section 16(c) of the Investment Company Act of 1940 applied.

The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the portfolio's latest annual report to shareholders, upon request and without charge.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 25th day of February, 1997.


                                                      AETNA GET FUND
                                                          Registrant

                                                      By  Shaun P. Mathews*
                                                          -------------------
                                                          Shaun P. Mathews
                                                          President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons on February 25, 1997 in the capacities indicated.

Signature                                    Title

Shaun P. Mathews*                            President and Trustee
------------------------------------------
Shaun P. Mathews                             (Principal Executive Officer)

Morton Ehrlich*                              Trustee
------------------------------------------
Morton Ehrlich

Maria T. Fighetti*                           Trustee
------------------------------------------
Maria T. Fighetti

David L. Grove*                              Trustee
------------------------------------------
David L. Grove

Daniel P. Kearney*                           Trustee
------------------------------------------
Daniel P. Kearney

Timothy A. Holt*                             Trustee
------------------------------------------
Timothy A. Holt

Sidney Koch*                                 Trustee
------------------------------------------
Sidney Koch

Corine T. Norgaard*                          Trustee
------------------------------------------
Corine T. Norgaard

Richard G. Scheide*                          Trustee
------------------------------------------
Richard G. Scheide

J. Scott Fox*                                Vice President and Treasurer
------------------------------------------   (Principal Financial and
J. Scott Fox                                 Accounting Officer)


By:  /s/Susan E. Bryant
     ------------------
       *Susan E. Bryant
        Attorney-in-Fact

                                 Aetna GET Fund
                                  EXHIBIT INDEX

      Exhibit No.             Exhibit                                                                             Page

      99-b(1)(a)              Declaration of Trust                                                                 *

      99-b(1)(b)              Form of Amendment to Declaration of Trust                                            *

      99-b(2)                 Amended and Restated By-laws                                                         *

      99-b(4)                 Instruments Defining Rights of Holders                                               *

      99-b(5)(a)              Form of Investment Advisory Agreement between Aetna Life Insurance and               *
                              Annuity Company ("ALIAC") and the Registrant

      99-b(5)(b)              Form of Subadvisory Agreement between Aetna Life Insurance and Annuity               *
                              Company, the Registrant and Aeltus Investment Management, Inc.

      99-b(6)                 Form of Underwriting Agreement between the Registrant and ALIAC                      *

      99-b(8)(a)              Custodian Agreement - Mellon Bank, N.A. and depository contracts                     *

      99-b(8)(b)              Amendment to Custodian Agreement                                                     *

      99-b(9)(a)              Form of Administrative Services Agreement                                            *

      99-b(9)(b)              License Agreement                                                                    *

      99-b(10)                Opinion and Consent of Counsel
                                                                                                             ---------------

      99-b(11)                Consent of Independent Auditors
                                                                                                             ---------------

      99-b(13)                Agreement Concerning Initial Capital                                                 *

      99-b(16)                Schedule for Computation of Performance Data                                   ---------------

      99-b(17)                See Item 27                                                                          *

      99-b(19)                Powers of Attorney                                                                   *

      27                      Financial Data Schedules                                                             *

*Incorporated by reference